Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: May 10, 2024

Payment Date	5/15/2024
Collection Period Start	4/1/2024
Collection Period End	4/30/2024
Interest Period Start	4/15/2024
Interest Period End	5/14/2024

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$251,420,798.79	$20,596,253.81	$230,824,544.98	0.495119	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$397,503,798.79	$20,596,253.81	$376,907,544.98

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$400,895,008.78	$380,298,754.97	0.280356
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$400,895,008.78	$380,298,754.97
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$251,420,798.79	0.77000%	30/360	$161,328.35
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$397,503,798.79			$302,402.10

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$400,895,008.78	$380,298,754.97
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$400,895,008.78	$380,298,754.97
Number of Receivables Outstanding	38,695	37,893
Weighted Average Contract Rate	3.86%	3.86%
Weighted Average Remaining Term (months)	31.4	30.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,307,144.57
Principal Collections	$20,470,912.93
Liquidation Proceeds	$103,930.55
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$21,881,988.05
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$21,881,988.05

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$334,079.17	$334,079.17	$—	$—	$21,547,908.88
Interest - Class A-1 Notes	$—	$—	$—	$—	$21,547,908.88
Interest - Class A-2 Notes	$—	$—	$—	$—	$21,547,908.88
Interest - Class A-3 Notes	$161,328.35	$161,328.35	$—	$—	$21,386,580.53
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$21,295,242.53
First Allocation of Principal	$—	$—	$—	$—	$21,295,242.53
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$21,280,660.15
Second Allocation of Principal	$—	$—	$—	$—	$21,280,660.15
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$21,264,496.38
Third Allocation of Principal	$3,641,043.82	$3,641,043.82	$—	$—	$17,623,452.56
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,604,462.96
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$4,040,462.96
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,040,462.96
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$649,252.97
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$649,252.97
Remaining Funds to Certificates	$649,252.97	$649,252.97	$—	$—	$—
Total	$21,881,988.05	$21,881,988.05	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$400,895,008.78	$380,298,754.97
Note Balance	$397,503,798.79	$376,907,544.98
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.03%	10	$125,340.88
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	80	$103,930.55
Monthly Net Losses (Liquidation Proceeds)			$21,410.33
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.18%
Second Preceding Collection Period			0.23%
Preceding Collection Period			0.32%
Current Collection Period			0.07%
Four-Month Average Net Loss Ratio			0.20%
Cumulative Net Losses for All Periods			$2,134,423.69
Cumulative Net Loss Ratio			0.16%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.29%	84	$1,116,657.31
60-89 Days Delinquent	0.16%	48	$615,555.86
90-119 Days Delinquent	0.02%	4	$60,501.74
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.47%	136	$1,792,714.91

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$131,935.07
Total Repossessed Inventory		9	$175,665.41

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		52	$676,057.60
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.19%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.15%
Current Collection Period			0.18%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of April 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.18	0.05%	14	0.04%